Summary of Significant Accounting Policies (Details 2) (Predecessor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Fair Value Measurements
Transfers between levels	$ 0	$ 0
Restricted Cash and Investments
Restricted investments	$ 1,829	$ 1,817